Consolidated Statements of Operations - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Revenues and other income
Revenue	€ 11,482	€ 8,790
Other income	3,893	3,398
Revenues and other income	15,374	12,188
Operating expenses and other operating income (expenses)
Research and development expenses	(25,630)	(17,599)
General and administrative expenses	(9,105)	(8,229)
Marketing and market access expenses	(520)	(460)
Reorganization and restructuring income (expenses)	(633)	(179)
Other operating income (expense)	(52)	(423)
Operating income (loss)	(19,299)	(14,344)
Financial income	1,748	6,182
Financial expenses	(2,890)	(2,197)
Financial profit (loss)	(1,141)	3,985
Net profit (loss) before tax	(20,440)	(10,359)
Income tax benefit (expense)	(414)	(40)
Net profit (loss)	€ (20,854)	€ (10,399)
Basic and diluted earnings (loss) per share
Basic earnings (loss) per share (€/share)	€ (0.42)	€ (0.21)
Diluted earnings (loss) per share (€/share)	€ (0.42)	€ (0.21)
Increase (decrease) through other changes, equity	€ 223	€ (12)